Short term loan (Details Narrative) - USD ($)						1 Months Ended									9 Months Ended
	Jul. 02, 2024	Jun. 07, 2024	May 03, 2024	Jan. 15, 2024	Oct. 11, 2023	Sep. 18, 2024	Aug. 23, 2024	Jul. 31, 2024	Apr. 19, 2024	Feb. 28, 2024	Oct. 31, 2023	Oct. 24, 2023	Aug. 28, 2023	Apr. 17, 2023	Sep. 30, 2024
Statement [Line Items]
Debt conversion into equity														$ 1,000,000
Accrued interest on borrowings															$ 89,489
Additional Investment													$ 1,000,000
Shares issued during period													2,000,000
Value of Debt Converted to Stock													$ 1,000,000
Principal Amount of Operating Note												$ 1,000,000
Debt Maturity Date												Oct. 24, 2023
Payments received on notes receivable				$ 250,000	$ 500,000						$ 250,000
Total payments received on notes receivable															1,000,000
James G. Robinson [Member]
Statement [Line Items]
Accrued interest on borrowings															$ 53,806
Payments received on notes receivable	$ 205,513	$ 300,000	$ 228,239			$ 157,000	$ 150,000	$ 100,000	$ 40,000
Proceeds from Short-Term Borrowings										$ 410,000